Reconciliation of the Earnings (Losses) and Number of Shares Used in Calculations of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Computation of Basic Earnings Per Share
Net income (in USD)	$ 626	$ 571	$ 198
Weighted average shares outstanding	305.0	322.6	350.1
Basic earnings per share (in USD per share)	$ 2.05	$ 1.77	$ 0.56
Computation of Diluted Earnings Per Share
Net income (in USD)	$ 626	$ 571	$ 198
Weighted average shares outstanding	305.0	322.6	350.1
Effect of dilutive securities
Shares for diluted earnings per share	313.0	332.9	362.3
Diluted earnings per share (in USD per share)	$ 2.00	$ 1.72	$ 0.55
Employee stock option and SARs plans
Effect of dilutive securities
Effect of dilutive securities	4.0	6.1	8.0
Deferred stock incentive plans
Effect of dilutive securities
Effect of dilutive securities	0.8	0.9	0.9
Restricted stock units
Effect of dilutive securities
Effect of dilutive securities	3.2	3.3	3.3